Discontinued Operations (Details Narrative)	6 Months Ended	10 Months Ended
	Jun. 30, 2025	Nov. 13, 2023
Property, Plant and Equipment [Line Items]
The number of Memorandum of Agreement		12
Number of container vessels sold		12
Hyundai Priviledge And Hyundai Platinum Held For Sale [Member]
Property, Plant and Equipment [Line Items]
Description of vessels' disposal	the Company disposed the remaining two of the 12 container carrier vessels agreed to sell. The M/V Hyundai Privilege and the M/V Hyundai Platinum were disposed of on January 10, 2025 and March 10, 2025, respectively